CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Jun. 07, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 07, 2007	0	0
Shares issued to founders for intellectual property	0	29	87,721	0	87,750
Shares issued to founders for intellectual property (in shares)	0	29,451
Common Stock Issued	0	3	9,747	0	9,750
Common Stock Issued (in shares)	0	3,272
Stock based compensation	0	0	24,187	0	24,187
Net loss	0	0	0	(537,001)	(537,001)
Balance at Dec. 31, 2007	0	32	121,655	(537,001)	(415,314)
Balance (in shares) at Dec. 31, 2007	0	32,723
Stock based compensation	0	0	72,563	0	72,563
Net loss	0	0	0	(202,262)	(202,262)
Balance at Dec. 31, 2008	0	32	194,218	(739,263)	(545,013)
Balance (in shares) at Dec. 31, 2008	0	32,723
Conversion of senior convertible notes into Preferred stock in June 2009 ($2.60 per share)	0	360	199,640	0	200,000
Conversion of senior convertible notes into Preferred stock in June 2009 ($2.60 per share) (in shares)	0	360,004
Capital contribution in June 2009	0	0	23,725	0	23,725
Shares issued to directors	0	2	4,678	0	4,680
Shares issued to directors (in shares)	0	1,571
Net loss	0	0	0	(220,834)	(220,834)
Balance at Dec. 31, 2009	0	394	422,261	(960,097)	(537,442)
Balance (in shares) at Dec. 31, 2009	0	394,298
Conversion of demand notes into capital stock in July 2010 ($4.60 per share)	0	105	479,895	0	480,000
Conversion of demand notes into capital stock in July 2010 ($4.60 per share) (in shares)	0	104,729
Conversion of accrued interest on demand notes into capital stock in July 2010 ($4.60 per share)	0	15	69,063	0	69,078
Conversion of accrued interest on demand notes into capital stock in July 2010 ($4.60 per share) (in shares)	0	15,072
Shares issued to founders for intellectual property	0	66	295,434	0	295,500
Shares issued to founders for intellectual property (in shares)	0	65,447
Issuance of capital stock	0	293	1,341,708	0	1,342,001
Issuance of capital stock (in shares)	0	292,804
Shares issued to directors	0	29	139,853	0	139,882
Shares issued to directors (in shares)	0	29,386
Net loss	0	0	0	(1,964,470)	(1,964,470)
Balance at Dec. 31, 2010	0	902	2,748,214	(2,924,567)	(175,451)
Balance (in shares) at Dec. 31, 2010	0	901,735
Issuance of capital stock	0	133	611,867	0	612,000
Issuance of capital stock (in shares)	0	133,530
Shares issued to directors	0	98	435,553	0	435,651
Shares issued to directors (in shares)	0	98,084
Common stock issued in connection with the share exchange transaction in October 2011	0	200	(200)	0	0
Common stock issued in connection with the share exchange transaction in October 2011 (in shares)	0	200,000
Common Stock Issued	0	20	143,980	0	144,000
Common Stock Issued (in shares)	0	20,000
Net loss	0	0	0	(3,470,113)	(3,470,113)
Balance at Dec. 31, 2011	0	1,353	3,939,414	(6,394,680)	(2,453,913)
Balance (in shares) at Dec. 31, 2011	0	1,353,350
Issuance of common stock in January 2012 to holders of convertible debentures ($12.40 per share)	0	30	368,250	0	368,280
Issuance of common stock in January 2012 to holders of convertible debentures ($12.40 per share) (in shares)	0	29,700
Issuance of capital stock	0	331	3,631,980	0	3,632,311
Issuance of capital stock (in shares)	0	330,892
Warrants issued in January 2012 to holders of convertible debentures	0	0	83,289	0	83,289
Warrants issued to placement agent in January 2012	0	0	6,126	0	6,126
Warrants reclassified to equity upon expiry of reset provisions	0	0	3,938,946	0	3,938,946
Issuance of common stock and warrants in December 2012 to holders of convertible debentures ($6.00) per share	0	118	709,882		710,000
Issuance of common stock and warrants in December 2012 to holders of convertible debentures ($6.00) per share (in shares)	0	118,335
Issuance of common stock and warrants in December 2012 ($8.00 per share) net of transaction expenses of $70,000	0	327	2,544,673	0	2,545,000
Issuance of common stock and warrants in December 2012 ($8.00 per share) net of transaction expenses of $70,000 (in shares)	0	326,879
Beneficial conversion feature in connection with convertible debentures	0	0	710,000	0	710,000
Capital contribution of accrued interest	0	0	3,111	0	3,111
Stock based compensation	0	0	865,158	0	865,158
Net loss	0	0	0	(9,449,600)	(9,449,600)
Balance at Dec. 31, 2012	0	2,159	16,800,829	(15,844,280)	958,708
Balance (in shares) at Dec. 31, 2012	0	2,159,156
Stock based compensation		0	392,323	0	392,323
Warrants issued for services rendered		0	10,435	0	10,435
Net loss		0	0	(2,001,203)	(2,001,203)
Balance at Mar. 31, 2013		$ 2,159	$ 17,203,587	$ (17,845,483)	$ (639,737)
Balance (in shares) at Mar. 31, 2013		2,159,156